Disclosure of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other payables [Line Items]
Trade payables	$ 23	$ 31
Customer deposits and other deferred revenue	350	401
Interest payable	167	141
Accrued employee benefit expenses	162	134
Construction payables and accruals	86	188
Other tax payables	69	115
Outstanding chip liability	49	65
Interest payable related to LVS Term Loan	28	0
Loyalty program liability	25	26
Casino liabilities	15	21
Payables to related companies	8	5
Other payables and accruals	54	56
Trade and other payables	1,036	1,183
Trade and other non-current payables	(128)	(112)
Trade and other current payables	$ 908	$ 1,071